Fair Value Information (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Information [Abstract]
Schedule of the Related Information of Natures of the Assets and Liabilities	The related information of nature of the assets and liabilities is as follows:
At June 30, 2025	Level 1	Level 2	Level 3	Total
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
Investment in a rent-a-captive company	$-	$-	$1,000	$1,000
Investment in SAFE (Refer clause (g) below)	-	-	4,000,000	4,000,000
	$-	$-	$4,001,000	$4,001,000
Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Warrant liabilities	$732,887	$-	$-	$732,887

At December 31, 2024	Level 1	Level 2	Level 3	Total
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
Investment in a rent-a-captive company	$-	$-	$1,000	$1,000

Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Warrant liabilities	$910,263	$-	$19,172,009	$20,082,272

Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis	The following is the qualitative information of significant unobservable inputs and sensitivity analysis of changes in significant unobservable inputs to valuation model used in Level 3 fair value measurement:
	Fair value at June 30, 2025	Valuation technique	Significant unobservable input	Range (weighted average)	Relationship of inputs to fair value
Investment in a rent-a-captive company	$1,000	Net asset value	Not applicable	Not applicable	Not applicable
Investment in SAFE (Refer clause (g) above)	$4,000,000	Market approach	Not applicable	Not applicable	Not applicable
	Fair value at December 31, 2024	Valuation technique	Significant unobservable input	Range (weighted average)	Relationship of inputs to fair value
Investment in a rent-a-captive company	$1,000	Net asset value	Not applicable	Not applicable	Not applicable

Warrant liabilities	$19,172,009	Black-Scholes Model	Risk free rate-series A	4.37%	The higher the risk free rate, the higher the fair value
			Risk free rate-series B	4.40%	The higher the risk free rate, the higher the fair value
			Price volatility - series A	119.07%	No certain positive and negative relationship between stock price volatility and fair value
			Price volatility -series B	119.07%	No certain positive and negative relationship between stock price volatility and fair value
			Dividend yield	0.00%	The higher the dividend rate, the lower the fair value